Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

18.Subsequent Event

On July 4, 2025, President Trump signed H.R.1, the One Big Beautiful Bill Act (OBBBA), into law. OBBBA introduced significant changes to the U.S. federal corporate tax system, including retroactive relief for certain small business taxpayers, such as the reinstatement of immediate expensing for domestic research and developmental expenditures and modifications to the business interest expense limitation. However, since OBBBA was enacted after the June 30, 2025 condensed consolidated balance sheet reporting date but before the issuance of the Company’s condensed consolidated financial statements, it is considered a non-recognized subsequent event. Accordingly, the effects of OBBBA are not reflected in the Company’s income tax provision or deferred tax balances as of June 30, 2025. The Company is currently evaluating the impact and will reflect the effects, as appropriate, in future reporting periods.

19.Subsequent Events

Management has evaluated all subsequent events through April 1, 2025, which was the date the financial statements were available to be issued. The Company has determined that there are no subsequent events to be reported other than those listed below.

On February 14, 2025, Cara’s Form S-4/A as filed regarding its proposed merger with Tvardi, was deemed effective by the SEC. Refer to Note 1, Nature of the Business and Basis of Presentation, for further detail on the proposed merger.

On April 1, 2025, Cara held its Special Meeting of Stockholders, at which Cara stockholders approved all six proposals related to its proposed merger with Tvardi.